Share-Based Compensation Options (Details) - Employee Stock Option [Member] - $ / shares shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0.8	0.6	0.7	0.5
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 83.11	$ 79.36	$ 58.40	$ 58.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 21.08	$ 23.72	$ 13.96	$ 16.41
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1.6	1.1